LONG-TERM PREPAYMENTS (Tables)	12 Months Ended
Mar. 31, 2025
Long-term Prepayments
SCHEDULE OF LONG-TERM PREPAYMENTS

	As of March 31,
	2024	2025	2025
	HKD	HKD	USD

Prepayments for operating purpose	$3,784,889	$1,714,066	$219,752
Prepayments for marketing expenses	15,101,247	7,174,247	919,775
	18,886,136	8,888,313	1,139,527
Representing:
Current portion of long-term prepayments	14,990,889	8,087,313	1,036,835
Non-current portion of long-term prepayments	3,895,247	801,000	102,692
	$18,886,136	$8,888,313	$1,139,527